Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions	Total	Capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Appropriated reserves [Member]	Unappropriated reserves [member]	Retained earnings [member]	Available-for-sale [member] [1]	Remeasurements of liabilities of post-employment benefits [member]	Cumulative translation adjustments abroad [member]	Gains and losses - hedge [member] [2]	Equity attributable to owners of parent [member]	Total stockholders equity non- controlling interests [member]
Beginning Balance at Dec. 31, 2014	R$ 100,617	R$ 75,000	R$ (1,328)	R$ 1,508	R$ 8,210	R$ 16,301		R$ (600)	R$ (177)	R$ 1,723	R$ (1,377)	R$ 99,260	R$ 1,357
Transactions with owners	(8,270)	10,148	(3,025)	225	(7,445)		R$ (8,207)					(8,304)	34
Capital increase-Statutory Reserve		10,148			(10,148)
Treasury shares-granting of stock options-exercised options	(2,924)		(3,025)	101								(2,924)
Granting of stock options - exercised options	344		299	45								344
Acquisition of treasury shares (Note 21a)	(3,324)		(3,324)									(3,324)
Granted options recognized	56			56								56
Share-based payment - variable compensation	124			124								124
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)	276												276
Dividends / interest on capital - Special profit reserve (Note 21b)	(5,746)				2,703		(8,207)					(5,504)	(242)
Dividends / Interest on capital paid - Special profit reserve	(2,936)				(2,936)							(2,936)
Corporate reorganizations (Note 2.4 a III)	(639)				(639)							(639)
Other	(10)					(10)						(10)
Total comprehensive income	25,297						25,740	(2,171)	(48)	3,099	(1,739)	24,881	416
Net income	26,156						25,740					25,740	416
Other comprehensive income for the period	(859)							(2,171)	(48)	3,099	(1,739)	(859)
Appropriations:
Legal reserve					1,054		(1,054)
Statutory reserve					11,823	4,656	(16,479)
Ending Balance at Dec. 31, 2015	114,059	85,148	(4,353)	1,733	10,067	20,947		(2,771)	(225)	4,822	(3,116)	112,252	1,807
Appropriations:
Change in the period	13,442	10,148	(3,025)	225	1,857	4,646		(2,171)	(48)	3,099	(1,739)	12,992	450
Transactions with owners	3,435	12,000	2,471	52	(9,620)		(11,574)					(6,671)	10,106
Capital increase-Statutory Reserve		12,000			(12,000)
Treasury shares-granting of stock options-exercised options	(160)		2,471	39	(2,670)							(160)
Granting of stock options - exercised options	731		748	(17)								731
Acquisition of treasury shares (Note 21a)	(947)		(947)									(947)
Cancellation of shares	2,670		2,670		(2,670)
Granted options recognized	56			56								56
Share-based payment - variable compensation	13			13								13
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)	10,199												10,199
Dividends / interest on capital - Special profit reserve (Note 21b)	(6,617)				5,050		(11,574)					(6,524)	(93)
Dividends / Interest on capital paid - Special profit reserve	(2,697)				(2,697)							(2,697)
Corporate reorganizations (Note 2.4 a III)	(1,586)				(1,586)							(1,586)
Other	5					5						5
Total comprehensive income	21,598						23,263	2,040	(590)	(2,737)	(697)	21,279	319
Net income	23,582						23,263					23,263	319
Other comprehensive income for the period	(1,984)							2,040	(590)	(2,737)	(697)	(1,984)
Legal reserve					943		(943)
Statutory reserve					6,336	4,410	(10,746)
Ending Balance at Dec. 31, 2016	134,814	97,148	(1,882)	1,785	3,443	25,362		(731)	(815)	2,085	(3,813)	122,582	12,232
Appropriations:
Change in the period	20,755	12,000	2,471	52	(6,624)	4,415		2,040	(590)	(2,737)	(697)	10,330	10,425
Transactions with owners	(6,868)		(861)	145	12,480		(19,201)					(7,437)	569
Treasury shares-granting of stock options-exercised options	(1,878)		(861)	161	(1,178)							(1,878)
Granting of stock options - exercised options	1,114		1,050	64								1,114
Acquisition of treasury shares (Note 21a)	(3,089)		(3,089)									(3,089)
Cancellation of shares	0		1,178		(1,178)
Granted options recognized	97			97								97
Share-based payment - variable compensation	(16)			(16)								(16)
(Increase) / Reduction of interest of controlling stockholders (Note 2.4a I and 3)	914												914
Dividends / interest on capital - Special profit reserve (Note 21b)	(5,888)				13,658		(19,201)					(5,543)	(345)
Dividends / Interest on capital paid - Special profit reserve	(5,048)				(5,048)							(5,048)
Corporate reorganizations (Note 2.4 a III)	(63)				(63)							(63)
Other	(12)					(12)						(12)
Total comprehensive income	25,183
Net income	24,268						23,903					23,903	365
Other comprehensive income for the period	915							765	(10)	731	(571)	915
Legal reserve					1,055		(1,055)
Statutory reserve					632	3,015	R$ (3,647)
Ending Balance at Dec. 31, 2017	148,006	R$ 97,148	(2,743)	1,930	12,499	28,365		34	(825)	2,816	(4,384)	134,840	13,166
Appropriations:
Change in the period	R$ 13,192		R$ (861)	R$ 145	R$ 9,056	R$ 3,003		R$ 765	R$ (10)	R$ 731	R$ (571)	R$ 12,258	R$ 934

[1]	Includes Share of other comprehensive income in associates and joint ventures - Available-for-sale financial assets.
[2]	Includes Cash flow hedge and hedge of net investment in foreign operation.